Intangible assets and goodwill - Finite-lived intangibles (Details) - Software and license - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	€ 745	€ 1,134
Intangible assets other than goodwill at end of period	806	745	€ 1,134
Cost
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	4,587	4,404	3,366
Additions	592	183	1,038
Intangible assets other than goodwill at end of period	5,179	4,587	4,404
Accumulated depreciation and impairment
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	(3,841)	(3,270)	(2,877)
Amortization charge of the year	(532)	(571)	(393)
Intangible assets other than goodwill at end of period	€ (4,373)	€ (3,841)	€ (3,270)